Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Congress Intermediate Bond ETF
Shareholder Report [Line Items]
Fund Name	Congress Intermediate Bond ETF
Class Name	Congress Intermediate Bond ETF
Trading Symbol	CAFX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/intermediate-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Intermediate Bond ETF	$17	0.35%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 325,430,022
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 616,489
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$325,430,022
Number of Holdings	49
Net Advisory Fee	$616,489
Portfolio Turnover	36%
30-Day SEC Yield	4.03%
30-Day SEC Yield Unsubsidized	4.03%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Federal National Mortgage Association	9.1%
First American Treasury Obligations Fund - Class X	4.9%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.0%
United States Treasury Note/Bond	3.6%
United States Treasury Note/Bond	3.6%
Morgan Stanley	3.1%
United States Treasury Note/Bond	3.1%
Eaton Corp.	3.0%

Industry	(% of Net Assets)
Public Finance Activities	37.5%
Institutions Only-NJ	9.5%
Diversified Telecommunication Services	7.1%
Banks	6.7%
Telecommunications	6.3%
Capital Markets	5.5%
Auto Manufacturers	5.2%
Oil & Gas	3.8%
Mining	3.7%
Cash & Other	14.7%
Sector Breakdown* (% of Net Assets)
[2]
Updated Prospectus Web Address	https://etfs.congressasset.com/intermediate-bond-etf
Congress Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth ETF
Class Name	Congress Large Cap Growth ETF
Trading Symbol	CAML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/large-cap-growth-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Large Cap Growth ETF	$32	0.65%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 375,024,401
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 1,096,253
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$375,024,401
Number of Holdings	38
Net Advisory Fee	$1,096,253
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	5.4%
Alphabet, Inc. - Class A	5.0%
Microsoft Corp.	5.0%
Arista Networks, Inc.	4.7%
Broadcom, Inc.	4.7%
GE Vernova, Inc.	3.9%
Eaton Corp. PLC	3.4%
Amazon.com, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.9%
Interactive Media & Services	7.7%
Software	7.4%
Electrical Equipment	7.3%
Capital Markets	6.0%
Technology Hardware, Storage & Peripherals	5.4%
Specialty Retail	5.1%
Communications Equipment	4.7%
IT Services	3.7%
Cash & Other	37.8%
Sector Breakdown* (% of Net Assets)
[4]
Updated Prospectus Web Address	https://etfs.congressasset.com/large-cap-growth-etf
Congress SMid Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress SMid Growth ETF
Class Name	Congress SMid Growth ETF
Trading Symbol	CSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/smid-growth-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress SMid Growth ETF	$33	0.68%
[5]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 433,263,111
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 1,439,389
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$433,263,111
Number of Holdings	45
Net Advisory Fee	$1,439,389
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
nVent Electric PLC	4.7%
Sterling Infrastructure, Inc.	4.6%
Comfort Systems USA, Inc.	4.4%
Curtiss-Wright Corp.	4.4%
Valmont Industries, Inc.	3.8%
Rambus, Inc.	3.6%
Carpenter Technology Corp.	3.0%
BJ’s Wholesale Club Holdings, Inc.	2.8%
Penumbra, Inc.	2.8%
Rubrik, Inc. - Class A	2.6%

Industry	(% of Net Assets)
Construction & Engineering	12.8%
Health Care Equipment & Supplies	12.0%
Aerospace & Defense	9.5%
Semiconductors & Semiconductor Equipment	7.2%
Electronic Equipment, Instruments & Components	6.8%
Specialty Retail	5.8%
Software	5.7%
Electrical Equipment	4.7%
Life Sciences Tools & Services	4.0%
Cash & Other	31.5%
Sector Breakdown* (% of Net Assets)
[6]
Updated Prospectus Web Address	https://etfs.congressasset.com/smid-growth-etf

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.